Huber Large Cap Value Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 2.1%
Northrop Grumman Corp.	700	$341,089

Automotive - 0.5%
Goodyear Tire & Rubber Co. (a)	10,000	88,700

Banking - 16.3%
Bank of America Corp.	5,300	245,390
Citigroup, Inc.	12,800	1,042,304
First Citizens BancShares, Inc. - Class A	50	110,234
First Horizon Corp.	25,292	553,642
JPMorgan Chase & Co.	1,100	294,030
Regions Financial Corp.	5,000	123,200
Truist Financial Corp.	6,000	285,720
		2,654,520

Beverages - 0.6%
Anheuser-Busch InBev SA/NV - ADR	2,000	98,360

Biotech & Pharmaceuticals - 11.8%
Eli Lilly & Co.	2,000	1,622,160
GSK PLC - ADR	2,400	84,648
Merck & Co., Inc.	1,100	108,702
Pfizer, Inc.	3,600	95,472
		1,910,982

Chemicals - 1.5%
Innospec, Inc.	800	90,680
Olin Corp.	5,000	146,450
		237,130

Consumer Services - 4.7%
Upbound Group, Inc.	25,732	754,977

Cosmetics/Personal Care - 0.7%
Kenvue, Inc.	5,000	106,450

Electric Utilities - 2.4%
American Electric Power Co., Inc.	300	29,508
Constellation Energy Corp.	533	159,889
Entergy Corp.	1,800	145,944
NextEra Energy, Inc.	800	57,248
		392,589

Electrical Equipment - 0.3%
TE Connectivity PLC	300	44,391

Entertainment Content - 0.7%
Walt Disney Co.	1,000	113,060

Food - 0.6%
Lamb Weston Holdings, Inc.	500	29,970
Tyson Foods, Inc. - Class A	1,100	62,139
		92,109

Gas & Water Utilities - 0.4%
National Fuel Gas Co.	1,000	70,030

Health Care Facilities & Services - 0.7%
Select Medical Holdings Corp.	1,100	21,637
Tenet Healthcare Corp. (a)	600	84,534
		106,171

Healthcare-Services - 0.1%
Concentra Group Holdings Parent, Inc.	887	20,676

Industrial Support Services - 0.9%
United Rentals, Inc.	200	151,612

Institutional Financial Services - 0.8%
Goldman Sachs Group, Inc.	200	128,080

Insurance - 2.0%
CNO Financial Group, Inc.	8,073	322,436

Internet - 0.5%
VeriSign, Inc. (a)	400	86,000

Internet Media & Services - 1.6%
Lyft, Inc. - Class A (a)	19,094	258,533

Oil & Gas Producers - 18.3%
BP PLC - ADR	6,200	192,572
Cheniere Energy, Inc.	400	89,460
Expand Energy Corp.	1,000	101,600
Golar LNG Ltd.	31,803	1,295,972
New Fortress Energy, Inc.	20,000	300,000
Shell PLC - ADR	9,300	612,405
W&T Offshore, Inc.	246,500	384,540
		2,976,549

Retail - Consumer Staples - 2.7%
Walmart, Inc.	4,500	441,720

Retail - Discretionary - 1.5%
Home Depot, Inc.	600	247,188

Software - 8.6%
Microsoft Corp.	2,600	1,079,156
Oracle Corp.	1,900	323,114
		1,402,270

Specialty Finance - 1.7%
Enova International, Inc. (a)	2,510	281,923

Technology Services - 9.1%
KBR, Inc.	17,930	975,751
Mastercard, Inc. - Class A	550	305,486
Science Applications International Corp.	500	54,140
Visa, Inc. - Class A	400	136,720
		1,472,097

Telecommunications - 1.5%
AT&T, Inc.	6,900	163,737
Verizon Communications, Inc.	2,000	78,780
		242,517

Tobacco & Cannabis - 0.5%
Philip Morris International, Inc.	600	78,120

Transportation & Logistics - 2.4%
FedEx Corp.	1,500	397,305

Transportation Equipment - 2.2%
General Motors Co.	7,300	361,058
TOTAL COMMON STOCKS (Cost $7,530,932)		15,878,642

SHORT-TERM INVESTMENTS - 2.2%	Shares	Value
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.29% (b)	178,395	178,395
First American Treasury Obligations Fund - Class X, 4.28% (b)	178,395	178,395
TOTAL SHORT-TERM INVESTMENTS (Cost $356,790)		356,790

TOTAL INVESTMENTS - 99.9% (Cost $7,887,722)		16,235,432
Other Assets in Excess of Liabilities - 0.1%		11,231
TOTAL NET ASSETS - 100.0%		$16,246,663
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company
SA/NV – Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Huber Large Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,878,642	$–	$–	$15,878,642
Money Market Funds	356,790	–	–	356,790
Total Investments	$16,235,432	$–	$–	$16,235,432